UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07255

                        Oppenheimer International Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. The Fund's positive returns during its fiscal year were driven primarily by its investments in emerging-market bonds. Debt securities from some Latin American nations rallied strongly after languishing before the reporting period. High levels of liquidity and declining interest rates in most industrialized nations caused investors to look elsewhere for high yields, which they found in emerging-markets debt securities. In addition, the Federal Reserve Board's accommodative monetary policy provided liquidity to support substantial capital flows from the United States and Europe into the emerging markets. As demand for emerging-market bonds strengthened, their prices rose sharply. As a result, the Fund benefited from emerging-markets fixed-income investments denominated in U.S. dollars, euros and local currencies.
   The Fund received particularly strong returns from its investments in Brazil's debt securities and currency-related instruments, such as interest-rate swaps, as it became clearer that Brazil's new government was likely to pursue a sound economic policy. The Fund also achieved gains in Indonesian bonds, which recovered from depressed prices in the wake of a terrorist attack in Bali and rising international reserve. The Fund also received positive contributions to performance through its investments in the local currencies of some Asian nations.
   The Fund's investments in developed-market debt did not contribute substantially to its performance. Volatile changes in the exchange rate between the euro and a generally weakening U.S. dollar largely offset gains in local currency terms. Euro-denominated debt comprised a portion of the Fund's developed-market exposure during the reporting period.
   After signs of stronger global growth began to emerge and sovereign emerging markets spreads tightened to historical lows, making bonds less attractive, the Fund established positions in equity securities designed to provide participation in potential gains in international stock markets. In the few months since those positions were established, the Fund has enjoyed strong returns from its diversified investments in the stock markets of Asia, Russia and Brazil.
   In addition, the Fund's relatively short duration--a measure of sensitivity to changing interest rates--helped it avoid the full brunt of the international bond markets' declines in July and August, when signs of a more robust economic recovery convinced many investors that U.S. interest rates had reached their lows for the current economic cycle. Of course, the Fund's duration-management strategy and its composition may change as

        5 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION

economic and market conditions evolve. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held September 30, 2003. In the case of Class A, Class B and Class C shares, performance is measured from inception of the Class on June 15, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001.
   The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The performance of each class of the Fund's shares is compared to two indices because the Fund invests in debt securities issued by governments in both developed countries and emerging market countries and in debt securities issued by companies located in those countries. In the Manager's view, no single index adequately combines both types of investments.
   Performance is compared to the Citigroup Non-US Dollar World Government Bond Index (formerly Salomon Brothers Non-US Dollar World Government Bond Index), a subset of the Citigroup World Government Bond Index. The Citigroup Non-US Dollar World Government Bond Index is a market capitalization weighted benchmark that tracks the performance of 13 government bond markets including Australia, Canada, Japan and 10 European countries. Thus, the index does not reflect the performance of the fixed income markets in either the United States or in any emerging market countries. In addition, it is comprised of only government bonds and does not reflect the performance of corporate bonds.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. Indices may not be purchased directly by investors and indices performance does not depict or predict actual Fund performance. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities or countries in the indices.

        6 | OPPENHEIMER INTERNATIONAL BOND FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Bond Fund (Class A)
     Citigroup Non-US Dollar World Government Bond Index

              Oppenheimer International       Citigroup Non-USD
Date              Bond Fund (Class A)    World Government Bond Index

06/15/1995             $ 9,525                     $10,000
06/30/1995               9,570                      10,050
09/30/1995              10,014                       9,806
12/31/1995              10,473                      10,009
03/31/1996              10,860                       9,840
06/30/1996              11,362                       9,879
09/30/1996              11,898                      10,201
12/31/1996              12,492                      10,418
03/31/1997              12,584                       9,815
06/30/1997              12,934                      10,092
09/30/1997              13,246                      10,114
12/31/1997              12,799                       9,974
03/31/1998              12,978                      10,015
06/30/1998              12,850                      10,182
09/30/1998              11,591                      11,160
12/31/1998              12,242                      11,748
03/31/1999              12,216                      11,179
06/30/1999              12,635                      10,678
09/30/1999              12,818                      11,331
12/31/1999              13,589                      11,152
03/31/2000              14,150                      11,023
06/30/2000              13,986                      10,935
09/30/2000              13,962                      10,441
12/31/2000              14,519                      10,858
03/31/2001              14,144                      10,326
06/30/2001              14,206                      10,122
09/30/2001              14,157                      10,907
12/31/2001              14,830                      10,474
03/31/2002              15,149                      10,279
06/30/2002              16,368                      11,715
09/30/2002              16,532                      12,047
12/31/2002              17,917                      12,777
03/31/2003              18,452                      13,254
06/30/2003              19,889                      13,812
09/30/2003              20,941                      14,192

Average Annual Total Returns of Class A Shares of the Fund at 9/30/03*
1-Year 20.65%   5-Year 11.47%   Since Inception 9.32%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Bond Fund (Class B)
     Citigroup Non-US Dollar World Government Bond Index

              Oppenheimer International       Citigroup Non-USD
Date              Bond Fund (Class B)    World Government Bond Index

06/15/1995             $10,000                     $10,000
06/30/1995              10,045                      10,050
09/30/1995              10,492                       9,806
12/31/1995              10,929                      10,009
03/31/1996              11,312                       9,840
06/30/1996              11,837                       9,879
09/30/1996              12,350                      10,201
12/31/1996              12,943                      10,418
03/31/1997              13,014                       9,815
06/30/1997              13,352                      10,092
09/30/1997              13,649                      10,114
12/31/1997              13,165                       9,974
03/31/1998              13,324                      10,015
06/30/1998              13,168                      10,182
09/30/1998              11,852                      11,160
12/31/1998              12,496                      11,748
03/31/1999              12,447                      11,179
06/30/1999              12,850                      10,678
09/30/1999              13,013                      11,331
12/31/1999              13,773                      11,152
03/31/2000              14,318                      11,023
06/30/2000              14,094                      10,935
09/30/2000              14,046                      10,441
12/31/2000              14,614                      10,858
03/31/2001              14,208                      10,326
06/30/2001              14,252                      10,122
09/30/2001              14,203                      10,907
12/31/2001              14,878                      10,474
03/31/2002              15,198                      10,279
06/30/2002              16,421                      11,715
09/30/2002              16,585                      12,047
12/31/2002              17,974                      12,777
03/31/2003              18,512                      13,254
06/30/2003              19,954                      13,812
09/30/2003              21,009                      14,192

Average Annual Total Returns of Class B Shares of the Fund at 9/30/03* 1-Year 20.48% 5-Year 11.43% Since Inception 9.37%

*See Notes on page 9 for further details.
The performance information for the Citigroup Non-US Dollar World Government Bond Index in the graphs begins on 5/31/95 for Class A, B and C and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

        7 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Bond Fund (Class C)
     Citigroup Non-US Dollar World Government Bond Index

              Oppenheimer International       Citigroup Non-USD
Date              Bond Fund (Class C)    World Government Bond Index

06/15/1995             $10,000                     $10,000
06/30/1995              10,045                      10,050
09/30/1995              10,473                       9,806
12/31/1995              10,929                      10,009
03/31/1996              11,311                       9,840
06/30/1996              11,814                       9,879
09/30/1996              12,350                      10,201
12/31/1996              12,943                      10,418
03/31/1997              12,990                       9,815
06/30/1997              13,352                      10,092
09/30/1997              13,649                      10,114
12/31/1997              13,165                       9,974
03/31/1998              13,324                      10,015
06/30/1998              13,169                      10,182
09/30/1998              11,853                      11,160
12/31/1998              12,497                      11,748
03/31/1999              12,448                      11,179
06/30/1999              12,852                      10,678
09/30/1999              13,014                      11,331
12/31/1999              13,774                      11,152
03/31/2000              14,319                      11,023
06/30/2000              14,097                      10,935
09/30/2000              14,049                      10,441
12/31/2000              14,617                      10,858
03/31/2001              14,210                      10,326
06/30/2001              14,246                      10,122
09/30/2001              14,169                      10,907
12/31/2001              14,779                      10,474
03/31/2002              15,105                      10,279
06/30/2002              16,292                      11,715
09/30/2002              16,422                      12,047
12/31/2002              17,724                      12,777
03/31/2003              18,221                      13,254
06/30/2003              19,607                      13,812
09/30/2003              20,606                      14,192

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03* 1-Year 24.48% 5-Year 11.69% Since Inception 9.11%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Bond Fund (Class N)
     Citigroup Non-US Dollar World Government Bond Index

              Oppenheimer International       Citigroup Non-USD
Date              Bond Fund (Class N)    World Government Bond Index

03/01/2001             $10,000                     $10,000
03/31/2001               9,706                       9,598
06/30/2001               9,747                       9,409
09/30/2001               9,712                      10,139
12/31/2001              10,144                       9,736
03/31/2002              10,380                       9,554
06/30/2002              11,208                      10,889
09/30/2002              11,287                      11,198
12/31/2002              12,225                      11,877
03/31/2003              12,583                      12,320
06/30/2003              13,552                      12,838
09/30/2003              14,257                      13,192

Average Annual Total Returns of Class N Shares of the Fund at 9/30/03* 1-Year 25.31% Since Inception 14.73%

*See Notes on page 9 for further details.
The performance information for the Citigroup Non-US Dollar World Government Bond Index in the graphs begins on 5/31/95 for Class A, B and C and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

        8 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


        9 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  September 30, 2003

                                                                                     Principal   Market Value
                                                                                        Amount     See Note 1
---------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations--77.4%
---------------------------------------------------------------------------------------------------------------
 Argentina--2.3%
 Argentina (Republic of) Bonds:
 1.162%, 8/3/12 1                                                                  $14,025,000   $  8,462,839
 1.278%, 5/3/05 2,3                                                                    693,000        637,560
 Series PRE8, 2%, 1/3/10 2,3,4 [ARP]                                                 5,820,000      1,763,485
 Series PR12, 2%, 1/3/16 2,3,4 [ARP]                                                11,505,972      2,676,497
---------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23 2,3                              660,000        326,700
---------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Treasury Bills, 14.75%, 10/8/04 5 [ARP]                       412,000        125,050
---------------------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
 Series PBA1, 3.257%, 4/1/07 2,4 [ARP]                                               2,237,889        739,657
---------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Argentina (Republic of) Treasury Bills,
 8.84%, 2/20/04 4 [ARP]                                                                785,000        257,669
                                                                                                 --------------
                                                                                                   14,989,457

---------------------------------------------------------------------------------------------------------------
 Austria--1.0%
 Austria (Republic of) Nts.:
 3.40%, 10/20/04 [EUR]                                                               1,580,000      1,864,093
 5.50%, 10/20/07 [EUR]                                                               2,440,000      3,109,597
 Series 98-3, 3.90%, 10/20/05 [EUR]                                                  1,435,000      1,723,861
                                                                                                 --------------
                                                                                                    6,697,551

---------------------------------------------------------------------------------------------------------------
 Belgium--3.4%
 Belgium (Kingdom of) Bonds:
 5%, 9/28/11 [EUR]                                                                   1,950,000      2,449,816
 Series 19, 6.50%, 3/31/05 [EUR]                                                     7,460,000      9,231,381
 Series 28, 5.75%, 3/28/08 [EUR]                                                     8,405,000     10,840,255
                                                                                                 --------------
                                                                                                   22,521,452

---------------------------------------------------------------------------------------------------------------
 Brazil--4.0%
 Brazil (Federal Republic of) Bonds:
 11.50%, 4/2/09 [EUR]                                                                6,930,000      8,521,259
 Series 15 yr., 2.188%, 4/15/09 1                                                       21,177         19,139
---------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Sr. Unsec. Unsub. Nts., 12%, 11/17/06 [EUR]            5,730,000      7,390,203
---------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Bonds, 10%, 7/30/07 [GBP]                       5,495,000      8,809,865
---------------------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Unsub. Bonds:
 10%, 8/7/11                                                                         1,314,000      1,294,290
 11%, 8/17/39                                                                              200            190
 Cl. B, 8.875%, 4/15/24                                                                 81,000         64,881
                                                                                                 --------------
                                                                                                   26,099,827

---------------------------------------------------------------------------------------------------------------
 Canada--0.7%
 Canada (Government of) Bonds, 5.50%, 6/1/10 [CAD]                                   6,000,000      4,789,685
---------------------------------------------------------------------------------------------------------------
 Colombia--1.9%
 Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 11.25%, 10/20/05 [EUR]              9,535,000     12,494,755
---------------------------------------------------------------------------------------------------------------
 Denmark--0.8%
 Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                       33,200,000      5,343,283
---------------------------------------------------------------------------------------------------------------
 Dominican Republic--0.2%
 Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06                              1,570,000      1,554,300


        10 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                     Principal   Market Value
                                                                                        Amount     See Note 1
---------------------------------------------------------------------------------------------------------------
 Finland--2.2%
 Finland (Republic of) Bonds, 5%, 4/25/09 [EUR]                                      1,680,000   $  2,120,726
---------------------------------------------------------------------------------------------------------------
 Finland (Republic of) Sr. Unsec. Unsub. Bonds:
 2.75%, 7/4/06 [EUR]                                                                 3,470,000      4,059,273
 5%, 7/4/07 [EUR]                                                                    6,915,000      8,641,711
                                                                                                 --------------
                                                                                                   14,821,710

---------------------------------------------------------------------------------------------------------------
 France--4.0%
 France (Government of) Obligations Assimilables du Tresor Bonds,
 5.50%, 10/25/07 [EUR]                                                               3,615,000      4,605,152
---------------------------------------------------------------------------------------------------------------
 France (Government of) Treasury Nts.:
 3.50%, 7/12/04 [EUR]                                                                5,180,000      6,100,774
 3 yr., 3.50%, 1/12/05 [EUR]                                                         7,090,000      8,402,594
 5 yr., 4.75%, 7/12/07 [EUR]                                                         6,085,000      7,545,193
                                                                                                 --------------
                                                                                                   26,653,713

---------------------------------------------------------------------------------------------------------------
 Germany--6.7%
 Germany (Republic of) Bonds:
 2%, 6/17/05 [EUR]                                                                   7,865,000      9,127,126
 3%, 12/10/04 [EUR]                                                                  2,385,000      2,806,892
 5.375%, 1/4/10 [EUR]                                                                5,630,000      7,227,136
 Series 01, 5%, 7/4/11 [EUR]                                                         3,635,000      4,572,212
 Series 02, 5%, 7/4/12 [EUR]                                                         4,200,000      5,274,572
 Series 140, 4.50%, 8/17/07 6 [EUR]                                                 12,380,000     15,202,859
                                                                                                 --------------
                                                                                                   44,210,797

---------------------------------------------------------------------------------------------------------------
 Great Britain--1.5%
 United Kingdom Treasury Nts., 7.50%, 12/7/06 7,8 [GBP]                              5,325,000      9,684,762
---------------------------------------------------------------------------------------------------------------
 Greece--5.2%
 Greece (Republic of) Bonds:
 3.50%, 4/18/08 [EUR]                                                               20,740,000     24,463,486
 5.35%, 5/18/11 [EUR]                                                                7,520,000      9,611,087
                                                                                                 --------------
                                                                                                   34,074,573

---------------------------------------------------------------------------------------------------------------
 Guatemala--0.4%
 Guatemala (Republic of) Nts.:
 10.25%, 11/8/11 9                                                                     160,000        184,000
 10.25%, 11/8/11                                                                     1,940,000      2,231,000
                                                                                                 --------------
                                                                                                    2,415,000

---------------------------------------------------------------------------------------------------------------
 Italy--4.1%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
 3.50%, 1/15/08 [EUR]                                                                4,500,000      5,326,417
 4%, 3/1/05 [EUR]                                                                    1,135,000      1,355,998
 4.50%, 7/1/04 [EUR]                                                                 5,870,000      6,961,004
 5%, 10/15/07 6 [EUR]                                                               10,625,000     13,319,901
                                                                                                 --------------
                                                                                                   26,963,320

        11 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                     Principal   Market Value
                                                                                        Amount     See Note 1
---------------------------------------------------------------------------------------------------------------
 Ivory Coast--0.1%
 Ivory Coast (Government of) Past Due Interest Bonds,
 1.90%, 3/29/18 2,3,4 [FRF]                                                         16,007,500   $    507,986
---------------------------------------------------------------------------------------------------------------
 Japan--22.3%
 Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 6 [JPY]          16,372,800,000    146,911,860
---------------------------------------------------------------------------------------------------------------
 Mexico--0.3%
 United Mexican States Bonds, 6.75%, 6/6/06 6 [JPY]                                120,000,000      1,229,164
---------------------------------------------------------------------------------------------------------------
 United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]         85,000,000        870,657
                                                                                                 --------------
                                                                                                    2,099,821

---------------------------------------------------------------------------------------------------------------
 Nigeria--0.3%
 Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                      1,375,000      1,223,750
---------------------------------------------------------------------------------------------------------------
 Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10              755,202        633,081
                                                                                                 --------------
                                                                                                    1,856,831

---------------------------------------------------------------------------------------------------------------
 Peru--0.6%
 Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 5                                       6,568,457      3,916,771
---------------------------------------------------------------------------------------------------------------
 Philippines--2.2%
 Philippines (Republic of) Nts., 9.875%, 3/16/10                                       540,000        611,550
---------------------------------------------------------------------------------------------------------------
 Philippines (Republic of) Unsec. Unsub. Nts., 9.375%, 12/7/06 [EUR]                11,075,000     14,088,784
                                                                                                 --------------
                                                                                                   14,700,334

---------------------------------------------------------------------------------------------------------------
 Portugal--1.3%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec
 Unsub. Bonds, 5.85%, 5/20/10 [EUR]                                                  6,465,000      8,505,828
---------------------------------------------------------------------------------------------------------------
 Russia--3.0%
 Ministry Finance of Russia Debs., Series V, 3%, 5/14/08                            10,420,000      9,325,900
---------------------------------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts.:
 8.75%, 7/24/05                                                                      1,430,000      1,578,362
 10%, 6/26/07                                                                        7,435,000      8,866,238
                                                                                                 --------------
                                                                                                   19,770,500

---------------------------------------------------------------------------------------------------------------
 Spain--2.5%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
 4.80%, 10/31/06 [EUR]                                                               5,500,000      6,809,052
---------------------------------------------------------------------------------------------------------------
 Spain (Kingdom of) Treasury Bills, 2.02%, 10/10/03 5 [EUR]                          8,175,000      9,515,434
                                                                                                 --------------
                                                                                                   16,324,486

---------------------------------------------------------------------------------------------------------------
 Sweden--2.2%
 Sweden (Kingdom of) Debs., Series 1040, 6.50%, 5/5/08 [SEK]                       102,770,000     14,753,741
---------------------------------------------------------------------------------------------------------------
 The Netherlands--3.4%
 The Netherlands (Government of) Bonds:
 5%, 7/15/11 [EUR]                                                                   1,850,000      2,330,648
 Series 1, 5.75%, 2/15/07 [EUR]                                                     15,880,000     20,231,396
                                                                                                 --------------
                                                                                                   22,562,044

---------------------------------------------------------------------------------------------------------------
 Turkey--0.2%
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                         955,000      1,107,800

        12 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                     Principal   Market Value
                                                                                        Amount     See Note 1
---------------------------------------------------------------------------------------------------------------
 Ukraine--0.6%
 Ukraine (Government of) Bonds, 7.65%, 6/11/13                                 $     2,460,000   $  2,460,000
---------------------------------------------------------------------------------------------------------------
 Ukraine (Government of) Sr. Unsec. Nts., 11%, 3/15/07                               1,215,212      1,360,734
                                                                                                 --------------
                                                                                                    3,820,734

---------------------------------------------------------------------------------------------------------------
 Venezuela--0.0%
 Venezuela (Republic of) Collateralized Par Bonds, Series W-B, 6.75%, 3/31/20          159,000        140,715
                                                                                                 --------------
 Total Foreign Government Obligations (Cost $486,067,431)                                         510,293,636

---------------------------------------------------------------------------------------------------------------
 Loan Participations--2.2%

 Algeria (Republic of) Loan Participation Bonds, 0.938%, 3/4/10 1,4 [JPY]          230,311,880      1,906,776
---------------------------------------------------------------------------------------------------------------
 Algeria (Republic of) Loan Participation Nts., 2.063%, 3/4/10 1,4                     880,750        846,621
---------------------------------------------------------------------------------------------------------------
 Algeria (Republic of) Loan Participation Nts., 2.063%, 9/4/06 1,4                     985,714        966,000
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05                3,005,000      3,015,818
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Loan Participation Nts.:
 2.636%, 5/21/04                                                                     5,390,000      4,945,325
 2.636%, 3/25/05                                                                     3,155,000      2,736,962
                                                                                                 --------------
 Total Loan Participations (Cost $13,331,428)                                                      14,417,502

---------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--2.5%

 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 2,3,4              2,000           --
---------------------------------------------------------------------------------------------------------------
 Mexican Williams, 1.258% Sr. Nts., 11/15/08 1,4                                       500,000        521,250
---------------------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04 2,3,4                   550,000          3,438
---------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 6.625% Bonds, 4/4/10 9 [EUR]                    4,950,000      6,134,891
---------------------------------------------------------------------------------------------------------------
 Petroleos Mexicanos, 7.375% Unsec. Nts., 8/13/07 4 [ITL]                       14,895,000,000      9,771,872
                                                                                                 --------------
 Total Corporate Bonds and Notes (Cost $15,304,663)                                                16,431,451

                                                                                        Shares
---------------------------------------------------------------------------------------------------------------
 Common Stocks--2.2%

 AO VimpelCom, Sponsored ADR 3                                                           7,375        448,842
---------------------------------------------------------------------------------------------------------------
 Banco Bradesco SA, Sponsored ADR                                                       14,100        284,397
---------------------------------------------------------------------------------------------------------------
 Banco Itau Holding Financeira SA, ADR                                                  20,400        738,480
---------------------------------------------------------------------------------------------------------------
 Bank Pekao SA, Sponsored GDR                                                           19,204        549,868
---------------------------------------------------------------------------------------------------------------
 Cesky Telecom AS, GDR 3                                                                44,233        435,695
---------------------------------------------------------------------------------------------------------------
 Companhia de Bebidas das Americas, ADR                                                 48,800      1,056,520
---------------------------------------------------------------------------------------------------------------
 Companhia Siderurgica Nacional SA, Sponsored ADR                                       23,600        838,272
---------------------------------------------------------------------------------------------------------------
 Companhia Vale do Rio Doce, ADR                                                        21,390        873,140
---------------------------------------------------------------------------------------------------------------
 Gedeon Richter Rt., GDR, S Shares                                                       3,805        372,890
---------------------------------------------------------------------------------------------------------------
 iShares MSCI Brazil Index Fund 3                                                       70,115        889,759
---------------------------------------------------------------------------------------------------------------
 iShares MSCI Hong Kong Index Fund                                                         225          2,131
---------------------------------------------------------------------------------------------------------------
 JSC Mining & Metallurgical Co. Norilsk Nickel, ADR                                     10,185        505,431
---------------------------------------------------------------------------------------------------------------
 KGHM Polska Miedz SA, GDR 3                                                            17,559        182,613
---------------------------------------------------------------------------------------------------------------
 Komercni Banka AS, GDR                                                                 29,434        858,001
---------------------------------------------------------------------------------------------------------------
 LUKOIL, Sponsored ADR                                                                   4,785        395,050

        13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                 Market Value
                                                                                        Shares     See Note 1
---------------------------------------------------------------------------------------------------------------
 Common Stocks Continued

 Magyar Tavkozlesi Rt, Sponsored ADR                                                    25,098   $    469,082
---------------------------------------------------------------------------------------------------------------
 MOL Magyar Olaj-es Gazipari Rt, Sponsored GDR                                          16,308        451,732
---------------------------------------------------------------------------------------------------------------
 OAO Gazprom, Sponsored ADR                                                             18,105        449,004
---------------------------------------------------------------------------------------------------------------
 OTP Bank Ltd., GDR, S Shares 3                                                         31,439        748,248
---------------------------------------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Sponsored ADR                                                  38,277        877,692
---------------------------------------------------------------------------------------------------------------
 Polski Koncern Naftowy Orlen SA, GDR                                                   45,128        546,049
---------------------------------------------------------------------------------------------------------------
 Sibneft, Sponsored ADR 3                                                               15,405        450,596
---------------------------------------------------------------------------------------------------------------
 Surgutneftegaz, Sponsored ADR                                                          17,405        394,223
---------------------------------------------------------------------------------------------------------------
 Telekomunikacja Polska SA, GDR                                                        140,595        503,330
---------------------------------------------------------------------------------------------------------------
 Uniao de Bancos Brasileiros SA (Unibanco), Sponsored ADR                               27,000        534,600
---------------------------------------------------------------------------------------------------------------
 YUKOS, ADR                                                                              7,485        464,145
                                                                                                 --------------
 Total Common Stocks (Cost $13,340,250)                                                            14,319,790

                                                                                         Units
---------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--2.8%

 Chesapeake Energy Corp. Wts., Exp. 9/1/04 3                                                66              3
---------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 3,4                                           495              5
---------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 3,4                                   50             --
---------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All Country Asia Free
 (except for Japan) Wts., Exp. 3/4/05 3                                                427,760      5,500,181
---------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. Basket of countries Wts., Exp. 3/4/05 3                338,332      4,046,045
---------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital III, Inc. All Country Asia Free
 (except for Japan) Wts., Exp. 3/4/05 3                                                827,508      8,926,081
---------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts., Exp. 6/30/05 3,4                                               640             --
---------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 3,4              500             --
                                                                                                 --------------
 Total Rights, Warrants and Certificates (Cost $15,748,122)                                        18,472,315

                                                                                     Principal
                                                                                        Amount
---------------------------------------------------------------------------------------------------------------
 Structured Notes--9.2%

 Citigroup Global Capital Markets Holdings, Inc., OAO Gazprom
 Russia Local Market Unsec. Credit Linked Nts., 15.208%, 11/8/05 1                $  4,406,270      4,735,194
---------------------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc., Argentine Peso Linked Nts.,
 7/6/04                                                                              1,165,000      1,144,263
---------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch), U.S. Dollar/
 Philippine Peso Linked Nts., 12.50%, 3/5/12 1 [PHP]                               119,085,000      2,174,888
---------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston International, U.S. Dollar/
 South African Rand Linked Nts., Series FBi 43, 1.065%, 5/23/22 1                    2,100,000      2,037,210
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Basket of Emerging Market Currencies Linked Nts.:
 0.85%, 1/20/04                                                                     11,340,000     11,490,822
 0.85%, 3/24/04                                                                      8,490,000      8,532,450
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Linked Nts.:
 14%, 6/22/09                                                                        3,867,352      4,501,598
 14%, 6/22/09                                                                        2,145,123      2,360,922
 14%, 6/22/09                                                                        1,855,000      2,128,983

        14 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                     Principal   Market Value
                                                                                        Amount     See Note 1
---------------------------------------------------------------------------------------------------------------
 Structured Notes Continued

 Deutsche Bank AG, Peru Credit Default Linked Nts., 4.716%, 4/29/06 1              $ 2,250,000   $  2,293,200
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Turkish Lira Treasury Bill Linked Nts., 0.985%, 8/20/04           4,730,000      5,169,417
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked Certificate
 of Deposit, 8.18%, 9/20/06 1                                                        2,180,000      2,122,666
---------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked Nts.,
 1.094%, 6/15/04 1                                                                   2,800,000      2,939,160
---------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, EMBI Plus/EMBI Global Uruguay Linked
 Certificate of Deposit, 0.30%, 10/21/03                                             1,581,823      1,564,064
---------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked
 Certificate of Deposit:
 7.79%, 9/20/05 1                                                                    2,410,000      2,408,072
 7.84%, 9/20/05 1                                                                    2,410,000      2,410,241
---------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked
 Default Bonds, 7.94%, 9/20/05 1                                                     2,410,000      2,414,579
                                                                                                 --------------
 Total Structured Notes (Cost $59,229,113)                                                         60,427,729

                                                         Dates     Strike            Contracts
---------------------------------------------------------------------------------------------------------------
 Options Purchased--0.2%

 Chilean Peso Call 3,4                                 3/22/04        655CLP         6,378,824        134,478
---------------------------------------------------------------------------------------------------------------
 Euro Call 3,4                                          4/1/04       1.20EUR        56,025,000      1,042,065
---------------------------------------------------------------------------------------------------------------
 Japanese Yen Call 3,4                                  6/1/04        107JPY     1,917,000,000        393,752
---------------------------------------------------------------------------------------------------------------
 Japanese Yen Put 3,4                                  2/25/04        122EUR        12,755,000        125,892
                                                                                                 --------------
 Total Options Purchased (Cost $1,616,881)                                                          1,696,187

                                                                                     Principal
                                                                                        Amount
---------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--4.1%

 Undivided interest of 4.27% in joint repurchase agreement (Principal
 Amount/Market Value $626,785,000, with a maturity value of $626,801,192)
 with Banc One Capital Markets, Inc., 0.93%, dated 9/30/03, to be repurchased at $26,770,692 on 10/1/03, collateralized by U.S. Treasury Nts., 7.25%, 5/15/04, with a value of $53,265,500, U.S. Treasury Bonds, 1.75%--9%, 9/30/05--8/15/23,
 with a value of $448,490,782 and U.S. Treasury Bills, 2/5/04--2/19/04, with
 a value of $138,244,579 (Cost $26,770,000)                                        $26,770,000     26,770,000

---------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $631,407,888)                                         100.6%   662,828,610
---------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                    (0.6)    (3,996,399)
                                                                               --------------------------------
 Net Assets                                                                              100.0%  $658,832,211
                                                                               ================================

        15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued


Footnotes to Statement of Investments
Principal amount and strike are reported in U.S. Dollars, except for those denoted in the following currencies:
ARP Argentine Peso              GBP British Pound Sterling
CAD Canadian Dollar             ITL Italian Lira
CLP Chilean Peso                JPY Japanese Yen
DKK Danish Krone                PHP Philippines Peso
EUR Euro                        SEK Swedish Krona
FRF French Franc

1. Represents the current interest rate for a variable or increasing rate security.
2. Issuer is in default. See Note 1 of Notes to Financial Statements.
3. Non-income producing security.
4. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements.
5. Zero coupon bond reflects effective yield on the date of purchase.
6. Delayed settlement security to be delivered and settled after September 30, 2003. See Note 1 of Notes to Financial Statements.
7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                           Contracts         Expiration  Exercise        Premium  Market Value
                     Subject to Call              Dates     Price       Received    See Note 1
------------------------------------------------------------------------------------------------
 Chilean Peso              6,378,797            3/22/04    665.00CLP  $  149,901    $  189,132
 Japanese Yen             25,510,000            4/28/04    141.00JPY     355,505        87,244
 Japanese Yen             12,755,000            2/25/04    132.00JPY     146,582       197,830
 Japanese Yen          9,840,000,000  10/23/03-10/30/03    110.00JPY     896,782       731,752
 Thailand Baht             2,660,000           10/27/03     40.00THB      17,423        17,556
                                                                      --------------------------
                                                                       1,566,193     1,223,514
                                                                      ==========================
                           Contracts
                      Subject to Put
------------------------------------------------------------------------------------------------
 Japanese Yen          2,161,000,000             6/1/04    120.00JPY     403,387       132,685
 Thailand Baht             2,660,000           10/27/03     40.50THB      10,773         6,251
                                                                      --------------------------
                                                                         414,160       138,936
                                                                      --------------------------
                                                                      $1,980,353    $1,362,450
                                                                      ==========================

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,318,891 or 0.96% of the Fund's net assets as of September 30, 2003.


        16 | OPPENHEIMER INTERNATIONAL BOND FUND

 Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                           Market Value      Percent
--------------------------------------------------------------------------
 Japan                                         $146,911,860         22.2%
 United States                                   47,828,261          7.2
 Germany                                         44,210,797          6.7
 Philippines                                     36,898,494          5.6
 Greece                                          34,074,573          5.1
 Brazil                                          31,302,928          4.7
 Russia                                          30,628,803          4.6
 Italy                                           26,963,320          4.1
 France                                          26,653,713          4.0
 The Netherlands                                 22,562,044          3.4
 Belgium                                         22,521,452          3.4
 Mexico                                          18,527,834          2.8
 Indonesia                                       16,677,228          2.5
 Spain                                           16,324,486          2.5
 Argentina                                       16,133,720          2.4
 Finland                                         14,821,710          2.2
 Sweden                                          14,753,741          2.2
 Colombia                                        12,494,755          1.9
 Venezuela                                       12,435,433          1.9
 Great Britain                                    9,684,762          1.5
 Portugal                                         8,505,828          1.3
 Austria                                          6,697,551          1.0
 Turkey                                           6,277,217          0.9
 Peru                                             6,209,971          0.9
 Denmark                                          5,343,283          0.8
 Canada                                           4,789,685          0.7
 Ukraine                                          3,820,734          0.6
 Algeria                                          3,719,397          0.6
 Guatemala                                        2,415,000          0.4
 Hungary                                          2,041,952          0.3
 South Africa                                     2,037,210          0.3
 Nigeria                                          1,856,831          0.3
 Poland                                           1,781,860          0.3
 Uruguay                                          1,564,064          0.2
 Dominican Republic                               1,554,300          0.2
 Czech Republic                                   1,293,696          0.2
 Ivory Coast                                        507,986          0.1
 Hong Kong                                            2,131           --
                                               ---------------------------
 Total                                         $662,828,610        100.0%
                                               ===========================

 See accompanying Notes to Financial Statements.

        17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003



-----------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $631,407,888)--see accompanying statement                       $662,828,610
-----------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $56,551)                                                           56,910
-----------------------------------------------------------------------------------------------------------
 Cash used for collateral on futures                                                            2,603,000
-----------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                         10,125,070
-----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                    10,008,101
 Investments sold                                                                               8,278,397
 Shares of beneficial interest sold                                                             6,800,655
 Swap contract                                                                                     40,502
 Futures margins                                                                                   30,711
 Other                                                                                              1,318
                                                                                             --------------
 Total assets                                                                                 700,773,274

-----------------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                                                 3,051,625
-----------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                          4,455,025
-----------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $1,980,353)--see accompanying statement           1,362,450
-----------------------------------------------------------------------------------------------------------
 Swaptions written, at value (premiums received $694,082)--see accompanying statement             385,103
-----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $19,627,024 purchased on a delayed settlement basis)         28,851,761
 Shares of beneficial interest redeemed                                                         1,478,665
 Closed foreign currency contracts                                                              1,411,015
 Distribution and service plan fees                                                               358,108
 Dividends                                                                                        323,390
 Transfer and shareholder servicing agent fees                                                    109,770
 Shareholder reports                                                                               69,354
 Trustees' compensation                                                                             3,818
 Other                                                                                             80,979
                                                                                             --------------
 Total liabilities                                                                             41,941,063

-----------------------------------------------------------------------------------------------------------
 Net Assets                                                                                  $658,832,211
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                  $    123,769
-----------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                   605,854,999
-----------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                           16,341,168
-----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                (2,526,989)
-----------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                 39,039,264
                                                                                             --------------
 Net Assets                                                                                  $658,832,211
                                                                                             ==============


        18 | OPPENHEIMER INTERNATIONAL BOND FUND


-----------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $429,283,472 and 80,561,757 shares of beneficial interest outstanding)                 $5.33
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                        $5.60
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $134,660,832
 and 25,342,022 shares of beneficial interest outstanding)                              $5.31
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $90,247,950
 and 16,992,803 shares of beneficial interest outstanding)                              $5.31
-----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,639,957
 and 872,550 shares of beneficial interest outstanding)                                 $5.32


 See accompanying Notes to Financial Statements.


        19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003



--------------------------------------------------------------------------------------------
 Investment Income

 Interest (net of foreign withholding taxes of $415,233)                      $ 24,161,698
--------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $25,472)                           210,167
                                                                              --------------
 Total investment income                                                        24,371,865

--------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                 3,415,246
--------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                           686,288
 Class B                                                                         1,191,405
 Class C                                                                           630,580
 Class N                                                                            13,217
--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                           546,180
 Class B                                                                           288,433
 Class C                                                                           145,602
 Class N                                                                             7,552
--------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                       152,643
--------------------------------------------------------------------------------------------
 Shareholder reports                                                                62,606
--------------------------------------------------------------------------------------------
 Trustees' compensation                                                             17,813
--------------------------------------------------------------------------------------------
 Other                                                                              67,350
                                                                              --------------
 Total expenses                                                                  7,224,915
 Less reduction to custodian expenses                                              (10,974)
                                                                              --------------
 Net expenses                                                                    7,213,941

--------------------------------------------------------------------------------------------
 Net Investment Income                                                          17,157,924

--------------------------------------------------------------------------------------------
 Realized and Unrealized Gain

 Net realized gain on:
 Investments (including premiums on options exercised)                          30,092,917
 Closing of futures contracts                                                    1,352,893
 Closing and expiration of option contracts written                                464,723
 Foreign currency transactions                                                  19,673,918
                                                                              --------------
 Net realized gain                                                              51,584,451
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                    14,853,158
 Translation of assets and liabilities denominated in foreign currencies        22,000,665
 Futures contracts                                                                 660,842
                                                                              --------------
 Net change in unrealized appreciation                                          37,514,665

--------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                         $106,257,040
                                                                              ==============


 See accompanying Notes to Financial Statements.

        20 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                                              2003             2002
--------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                        $  17,157,924    $  11,988,533
--------------------------------------------------------------------------------------------------------------
 Net realized gain                                                               51,584,451       16,219,263
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                           37,514,665        6,716,986
                                                                              --------------------------------
 Net increase in net assets resulting from operations                           106,257,040       34,924,782

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                        (11,257,243)      (5,960,008)
 Class B                                                                         (3,817,825)      (3,128,518)
 Class C                                                                         (1,988,035)      (1,038,402)
 Class N                                                                            (94,512)         (12,245)
--------------------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                                               --         (1,001,844)
 Class B                                                                               --           (633,014)
 Class C                                                                               --           (212,641)
 Class N                                                                               --             (2,205)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                        193,984,034       50,685,955
 Class B                                                                         11,875,148        7,421,458
 Class C                                                                         39,379,694       10,958,666
 Class N                                                                          2,842,914        1,158,705

--------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                 337,181,215       93,160,689
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            321,650,996      228,490,307
                                                                              --------------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $16,341,168 and $(896,072), respectively]               $ 658,832,211    $ 321,650,996
                                                                              ================================


 See accompanying Notes to Financial Statements.


        21 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS


 Class A      Year Ended September 30,              2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $4.38       $3.95       $4.19       $4.23       $4.32
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .20         .24         .30         .45         .58
 Net realized and unrealized gain (loss)             .95         .41        (.24)       (.08)       (.14)
                                                ------------------------------------------------------------
 Total from investment operations                   1.15         .65         .06         .37         .44
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.20)       (.19)         --        (.21)       (.53)
 Tax return of capital distribution                   --        (.03)       (.30)       (.20)         --
                                                ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.20)       (.22)       (.30)       (.41)       (.53)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $5.33       $4.38       $3.95       $4.19       $4.23
                                                ============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                26.67%      16.78%       1.40%       8.93%      10.58%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $429,283    $181,456    $118,733    $100,928    $102,236
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $285,391    $134,912    $117,000    $110,968    $101,948
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                              3.94%       5.16%       7.10%      10.23%      13.47%
 Total expenses                                     1.22%       1.37%       1.38%       1.31%       1.26%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         N/A 3       N/A 3       N/A 3       1.29%       1.25%
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             341%        372%        377%        288%        285%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

        22 | OPPENHEIMER INTERNATIONAL BOND FUND

 Class B      Year Ended September 30,              2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $4.37       $3.94       $4.17       $4.22       $4.31
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .16         .21         .26         .42         .55
 Net realized and unrealized gain (loss)             .94         .40        (.22)       (.09)       (.14)
                                                ------------------------------------------------------------
 Total from investment operations                   1.10         .61         .04         .33         .41
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.16)       (.15)         --        (.20)       (.50)
 Tax return of capital distribution                   --        (.03)       (.27)       (.18)         --
                                                ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.16)       (.18)       (.27)       (.38)       (.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $5.31       $4.37       $3.94       $4.17       $4.22
                                                ============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                25.48%      15.90%       0.85%       7.94%       9.79%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $134,661    $100,049     $84,427    $ 98,272    $118,632
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $119,232    $ 85,244     $93,455    $115,116    $122,878
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2

 Net investment income                              3.20%       4.41%       6.40%       9.63%      12.70%
 Total expenses                                     2.03%       2.14%       2.14%       2.05%       2.02%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         N/A 3       N/A 3       N/A 3       2.03%       2.01%
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             341%        372%        377%        288%        285%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

        23 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued


 Class C      Year Ended September 30,              2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $4.37       $3.94       $4.17       $4.22       $4.31
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .16         .21         .26         .41         .55
 Net realized and unrealized gain (loss)             .94         .40        (.22)       (.08)       (.14)
                                                ------------------------------------------------------------
 Total from investment operations                   1.10         .61         .04         .33         .41
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.16)       (.15)         --        (.19)       (.50)
 Tax return of capital distribution                   --        (.03)       (.27)       (.19)         --
                                                ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.16)       (.18)       (.27)       (.38)       (.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $5.31       $4.37       $3.94       $4.17       $4.22
                                                ============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                25.48%      15.90%       0.85%       7.95%       9.80%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $90,248     $38,865     $25,221     $27,663     $29,456
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $63,198     $28,635     $27,125     $30,710     $28,918
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2

 Net investment income                              3.15%       4.37%       6.39%       9.55%      12.76%
 Total expenses                                     2.02%       2.14%       2.14%       2.05%       2.02%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses         N/A 3       N/A 3       N/A 3       2.03%       2.01%
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             341%        372%        377%        288%        285%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

        24 | OPPENHEIMER INTERNATIONAL BOND FUND

 Class N      Year Ended September 30,              2003        2002      2001 1
------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $4.37       $3.95       $4.23
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .18         .21         .16
 Net realized and unrealized gain (loss)             .95         .42        (.28)
                                                ------------------------------------
 Total from investment operations                   1.13         .63        (.12)
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.18)       (.18)         --
 Tax return of capital distribution                   --        (.03)       (.16)
                                                ------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.18)       (.21)       (.16)
------------------------------------------------------------------------------------
 Net asset value, end of period                    $5.32       $4.37       $3.95
                                                ====================================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                26.31%      16.23%      (2.88)%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $4,640      $1,280        $109
------------------------------------------------------------------------------------
 Average net assets (in thousands)                $2,653      $  297        $ 34
------------------------------------------------------------------------------------
 Ratios to average net assets: 3

 Net investment income                              3.56%       4.87%       6.56%
 Total expenses                                     1.57% 4     1.57% 4     1.39% 4
------------------------------------------------------------------------------------
 Portfolio turnover rate                             341%        372%        377%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

        25 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2003, the market value of these securities comprised 9.2% of the Fund's net assets and resulted in unrealized gains of $1,198,616. The Fund also


        26 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
 hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
 Securities on a Delayed Settlement Basis. Delivery and payment for securities that have been purchased by the Fund on a delayed settlement basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed settlement basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2003, the Fund had entered into delayed settlement purchase commitments of $19,627,024.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2003, securities with an aggregate market value of $6,655,323, representing 1.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

        27 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                 Net Unrealized
                                                                   Appreciation
                                                               Based on Cost of
                                                                 Securities and
            Undistributed   Undistributed       Accumulated   Other Investments
            Net Investment      Long-Term              Loss  for Federal Income
            Income                   Gain  Carryforward 1,2        Tax Purposes
            -------------------------------------------------------------------
               $23,532,998            $--        $2,082,181         $33,151,592
 1. As of September 30, 2003, the Fund had $2,082,181 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2008        $  783,099
                              2009         1,299,082
                                          ----------
                              Total       $2,082,181
                                          ==========
 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund utilized $34,133,620 and $32,731, respectively, of capital loss carryforwards to offset capital gains realized in the respective fiscal years. During the fiscal year $3,670,346 of unused capital loss carryforward expired.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.
                 From                From                            Net
                 Ordinary         Capital     Tax Return      Investment
                 Loss                Gain     of Capital            Loss
                 -------------------------------------------------------
                 $17,236,931  $20,246,886            $--             $--

        28 | OPPENHEIMER INTERNATIONAL BOND FUND

 The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:
                                                  Year Ended          Year Ended
                                          September 30, 2003  September 30, 2002
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                 $17,157,615         $10,139,173
                 Return of capital                        --           1,849,704
                                                 -------------------------------
                 Total                           $17,157,615         $11,988,877
                                                 ===============================

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments                $1,073,747,443
                                                      ==============

                 Gross unrealized appreciation        $   42,029,461
                 Gross unrealized depreciation            (8,877,869)
                                                      --------------
                 Net unrealized appreciation          $   33,151,592
                                                      ==============

 The Manager believes that an additional ordinary income distribution for tax purposes is likely to occur in December, 2003. The dollar and per share amounts cannot be estimated as of September 30, 2003.
--------------------------------------------------------------------------------
 Trustees' Compensation. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


        29 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Year Ended September 30, 2003      Year Ended September 30, 2002
                                  Shares           Amount           Shares           Amount
---------------------------------------------------------------------------------------------
 Class A
 Sold                         66,619,226    $ 327,783,210       29,697,373    $ 129,350,915
 Dividends and/or
 distributions reinvested      1,800,877        8,831,110        1,145,883        4,834,797
 Redeemed                    (29,286,342)    (142,630,286)     (19,476,112)     (83,499,757)
                             ----------------------------------------------------------------
 Net increase                 39,133,761    $ 193,984,034       11,367,144    $  50,685,955
                             ================================================================

---------------------------------------------------------------------------------------------
 Class B
 Sold                         14,881,963    $  71,989,537        9,030,170    $  39,252,375
 Dividends and/or
 distributions reinvested        560,961        2,725,698          515,987        2,162,691
 Redeemed                    (13,006,585)     (62,840,087)      (8,090,580)     (33,993,608)
                             ----------------------------------------------------------------
 Net increase                  2,436,339    $  11,875,148        1,455,577    $   7,421,458
                             ================================================================

---------------------------------------------------------------------------------------------
 Class C
 Sold                         12,729,289    $  62,063,352        4,734,148    $  20,471,644
 Dividends and/or
 distributions reinvested        292,444        1,431,897          180,877          759,597
 Redeemed                     (4,932,108)     (24,115,555)      (2,420,774)     (10,272,575)
                             ----------------------------------------------------------------
 Net increase                  8,089,625    $  39,379,694        2,494,251    $  10,958,666
                             ================================================================

---------------------------------------------------------------------------------------------
 Class N
 Sold                            682,672    $   3,342,355          292,426    $   1,277,397
 Dividends and/or
 distributions reinvested         15,660           77,211            2,942           12,571
 Redeemed                       (118,748)        (576,652)         (29,964)        (131,263)
                             ----------------------------------------------------------------
 Net increase                    579,584    $   2,842,914          265,404    $   1,158,705
                             ================================================================


        30 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $1,553,007,279 and $1,297,399,494, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $933,703 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate        Class A   Concessions   Concessions   Concessions    Concessions
                       Front-End      Front-End    on Class A    on Class B    on Class C     on Class N
                   Sales Charges  Sales Charges        Shares        Shares        Shares         Shares
                      on Class A    Retained by   Advanced by   Advanced by   Advanced by    Advanced by
 Year Ended               Shares    Distributor Distributor 1 Distributor 1 Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------------
 September 30, 2003   $1,607,039       $328,223      $366,872    $1,414,536      $474,412        $21,566

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          Class A        Class B        Class C        Class N
                       Contingent     Contingent     Contingent     Contingent
                         Deferred       Deferred       Deferred       Deferred
                    Sales Charges  Sales Charges  Sales Charges  Sales Charges
                      Retained by    Retained by    Retained by    Retained by
 Year Ended           Distributor    Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 September 30, 2003       $10,937       $475,852        $57,864         $6,737

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the

        31 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 year ended September 30, 2003, expense under the Class A Plan totaled $686,288, all of which were paid by the Distributor to recipients, which included $523 retained by the Distributor and $24,208 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                 Distributor's
                                                  Distributor's      Aggregate
                                                      Aggregate  Uncompensated
                                                  Uncompensated  Expenses as %
                 Total Expenses  Amount Retained       Expenses  of Net Assets
                     Under Plan   by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan        $1,191,405      $892,047     $5,656,823              4.20%
 Class C Plan           630,580       290,571      1,803,279              2.00
 Class N Plan            13,217        11,378         56,311              1.21

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

        32 | OPPENHEIMER INTERNATIONAL BOND FUND

 As of September 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                                       Contract        Valuation
                                     Expiration          Amount            as of    Unrealized    Unrealized
 Contract Description                     Dates          (000s)   Sept. 30, 2003  Appreciation  Depreciation
--------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Argentine Peso [ARP]            5/27/04-7/16/04         32,730ARP  $ 10,539,381   $   197,932      $125,478
 British Pound Sterling [GBP]           11/20/03          4,310GBP     7,134,689       329,199            --
 Chilean Peso [CLP]                     11/25/03      4,402,364CLP     6,656,299       368,555            --
 Euro [EUR]                     11/26/03-6/17/04         50,030EUR    58,111,611     2,885,159            --
 Japanese Yen [JPY]             10/14/03-3/17/04     17,543,000JPY   157,573,070     6,247,851         4,062
 Swiss Franc [CHF]                      10/29/03          5,430CHF     4,114,960        79,586            --
 Turkish Lira [TRL]                     10/27/03  1,831,456,000TRL     1,291,176            --         9,573
                                                                                   ---------------------------
                                                                                    10,108,282       139,113
                                                                                   ===========================
 Contracts to Sell
 Australian Dollar [AUD]                10/29/03          6,765AUD     4,564,176        14,376            --
 British Pound Sterling [GBP]           10/29/03          2,345GBP     3,887,686            --         9,642
 Euro [EUR]                     10/14/03-4/27/04        102,245EUR   118,707,215            --     4,075,920
 Indonesia Rupiah [IDR]                 11/12/03     38,581,800IDR     4,595,825            --       191,912
 Japanese Yen [JPY]                      4/27/04         89,000JPY       802,059            --        38,438
 New Zealand Dollar [NZD]               10/29/03          7,310NZD     4,326,936         2,412            --
                                                                                   ---------------------------
                                                                                        16,788     4,315,912
                                                                                   ---------------------------
 Total unrealized appreciation and depreciation                                    $10,125,070    $4,455,025
                                                                                   ===========================

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and

        33 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 6. Futures Contracts Continued
 losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of September 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                 Unrealized
                                    Expiration  Number of   Valuation as of    Appreciation
 Contract Description                    Dates  Contracts    Sept. 30, 2003  (Depreciation)
---------------------------------------------------------------------------------------------
 Contracts to Purchase
 U.S. Long Bonds                      12/19/03         43       $ 4,822,719        $218,887
                                                                                   ----------
 Contracts to Sell
 Japan (Government of) Bonds, 10 yr.  12/11/03         22        26,975,429         299,333
 Standard & Poor's 500 E-Mini         12/19/03         39         1,938,300          38,020
 Standard & Poor's 500 Index          12/18/03         37         9,195,425         214,133
 U.S. Treasury Nts., 5 yr.            12/19/03        153        17,360,719         (94,640)
                                                                                   ----------
                                                                                    456,846
                                                                                   ----------
                                                                                   $675,733
                                                                                   ==========

--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases

        34 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
 and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2003 was as follows:

                                                  Call Options                    Put Options
                               -------------------------------  -------------------------------
                               Principal (000s)/                Principal (000s)/
                                       Number of     Amount of         Number of    Amount of
                                       Contracts      Premiums         Contracts     Premiums
-----------------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2002                           --    $       --             1,970    $ 175,330
 Options written                   9,925,025,897     1,969,367     2,175,847,745      761,424
 Options closed or expired            (4,000,000)      (44,400)      (12,189,715)    (522,593)
 Options exercised                   (33,722,100)     (358,775)               --           --
                                   ------------------------------------------------------------
 Options outstanding as of
 September 30, 2003                9,887,303,797    $1,566,192     2,163,660,000     $414,161
                                   ============================================================

--------------------------------------------------------------------------------
 8. Interest Rate Swap Contracts
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

 As of September 30, 2003, the Fund had entered into the following interest rate swap agreements:

                                            Floating Rate
                              Rate Paid by    Received by
                               the Fund at    the Fund at                                 Unrealized
 Swap              Notional  September 30,  September 30,      Floating  Termination    Appreciation
 Counterparty     Principal           2003           2003    Rate Index        Dates  (Depreciation)
------------------------------------------------------------------------------------------------------
 JPMorgan                                                   Three-Month
 Chase Bank  $   13,500,000          3.342%      1.289999%   Libor Flat      3/31/08        $(86,011)
 JPMorgan                                                     Six-Month
 Chase Bank       8,000,000       1.289999           2.92    LIBOR flat      5/13/08          19,144
 JPMorgan                                                     Six-Month
 Chase Bank       3,880,000          3.135          2.081    LIBOR flat      7/14/08          40,449
 JPMorgan                                                     Six-Month
 Chase Bank   1,080,000,000           9.13           7.00    LIBOR flat      7/14/08         (42,644)
                                                                                            -----------
                                                                                            $(69,062)
                                                                                            ===========

        35 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 9. Credit Swap Contracts
 The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).

 During the year ended September 30, 2003, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. Information regarding the credit swap is as follows:

                                                                                      Unrealized
                                      Expiration      Notional   Valuation as of    Appreciation
 Contract Description                      Dates        Amount    Sept. 30, 2003  (Depreciation)
--------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Colombia
 (Republic of) Credit Nts.               9/20/13    $5,725,000          $123,931        $123,931
 Deutsche Bank AG, Colombia
 (Republic of) Credit Nts.               9/20/13     5,725,000           197,839         197,839
 Deutsche Bank AG, Costa Rica
 (Republic of) Certificate of Deposit    5/10/08     1,835,000           (12,858)        (12,858)
 Deutsche Bank AG, Costa Rica
 (Republic of) Credit Bonds              4/25/08       990,000           (32,135)        (32,135)
 Deutsche Bank AG, United Mexican
 States Credit Bonds                     9/20/13     2,790,000           (28,453)        (28,453)
 Deutsche Bank AG, Panama
 (Republic of) Certificate of Deposit    5/13/08     1,835,000           (27,691)        (27,691)
 Deutsche Bank AG, Philippines
 (Republic of) 5 yr. Credit Notes        7/25/08     2,335,000            (1,685)         (1,685)
 Deutsche Bank AG, Philippines
 (Republic of) 10 yr. Credit Bonds       7/25/13     2,335,000             2,265           2,265
 Deutsche Bank AG, Philippines
 (Republic of) Credit Nts.              12/20/08       670,000              (714)           (714)
 Deutsche Bank AG, Russia Federation
 Credit Bonds                            9/10/13     2,570,000            17,729          17,729
 Deutsche Bank AG, Russia Federation
 Credit Bonds                            9/20/13     3,490,000            11,405          11,405
 Deutsche Bank AG, Turkey
 (Republic of) Credit Nts.               9/20/10     1,595,000            (9,182)         (9,182)
 JPMorgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.                 6/6/06       390,000             2,333           2,333
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Default Bonds      9/20/08     1,800,000           (87,576)        (87,576)
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Default Bonds      9/20/08       900,000           (45,644)        (45,644)
                                                                                        ----------
                                                                                        $109,564
                                                                                        ==========

        36 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
 10. Swaption Transactions
 The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

 As of September 30, 2003, the Fund had entered into the following swaption contracts:

                            Contracts  Expiration     Exercise     Premium  Market Value
 Swaptions            Subject to Call       Dates        Price    Received    See Note 1
------------------------------------------------------------------------------------------
 Deutsche Swaption         49,335,000     5/17/04        2.825%   $439,082      $233,668
 JPMorgan Chase Bank
 Swaption                  30,000,000     5/10/04        2.920     255,000       151,435
                                                                  ------------------------
                                                                  $694,082      $385,103
                                                                  ========================

--------------------------------------------------------------------------------
 11. Illiquid or Restricted Securities
 As of September 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2003 was $21,714,353, which represents 3.30% of the Fund's net assets, of which $56,910 is considered restricted. Information concerning restricted securities is as follows:

                     Acquisition               Valuation as of     Unrealized
 Security                   Date       Cost     Sept. 30, 2003   Appreciation
-------------------------------------------------------------------------------
 Currency
 Argentine Peso           8/6/03    $56,551            $56,910           $359

        37 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 12. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.


        38 | OPPENHEIMER INTERNATIONAL BOND FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer International Bond Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer International Bond Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Bond Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003


        39 | OPPENHEIMER INTERNATIONAL BOND FUND

FEDERAL income tax information  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $235,639 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

        40 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited

--------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age               by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                                The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                   Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                            Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds,
Chairman and Trustee                       Vice Chairman (until January 2, 2002) of OppenheimerFunds, Inc. and President
(since 1995)                               and a director (until 1997) of Centennial Asset Management Corporation (a
Age: 69                                    wholly-owned investment advisory subsidiary of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,                      Chairman of the following private mortgage banking companies: Cherry Creek
Vice Chairman and Trustee                  Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
(since 1999)                               The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
Age: 66                                    (since 1997); Chairman of the following private companies: Great Frontier
                                           Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                           Broadway Ventures (since 1984); a director of the following public companies:
                                           Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                           and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                           Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                           Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                                           International Family Entertainment (television channel) (1992-1997), Frontier
                                           Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                           Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                                           1979-January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                            Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1995)                       of private equity funds) (until February 2001); Chairman, President and Chief
Age: 72                                    Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                           Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                           Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                           A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                           (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                           A.G. Edwards Trust Company. Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,                           Formerly (until April 1999): Senior Vice President (from September 1987) and
Trustee (since 1997)                       Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and
Age: 67                                    Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since February 1992), Treasurer (since
                                           July 1991) Assistant Secretary and a director (since December 1991) of
                                           Centennial Asset Management Corporation; Vice President (since October 1989) and
                                           Treasurer (since April 1986) of HarbourView Asset Management Corporation (an
                                           investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an
                                           investment advisory subsidiary of the Manager); Vice President and Treasurer
                                           (since August 1978) and Secretary (since April 1981) of Shareholder Services,
                                           Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                                           Secretary (since November 1989) of Shareholder Financial Services, Inc. (a
                                           transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                           1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation);
                                           Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a
                                           holding company subsidiary of the Manager); Vice President and Treasurer (since
                                           July

        41 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

George C. Bowen,                           1996) of Oppenheimer Real Asset Management, Inc. (an investment advisory
Continued                                  subsidiary of the Manager); Chief Executive Officer and director (since March
                                           1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                           Treasurer (since October 1997) of OppenheimerFunds International Ltd. and
                                           OppenheimerFunds plc (offshore fund management subsidiaries of the Manager).
                                           Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,                         A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 1999)                       2000). Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its
Age: 65                                    subsidiaries (a privately held biotech company); a partner with
                                           PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                           (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                           Services Group. Oversees 41 portfolios in the OppenheimerFunds complex.


Jon S. Fossel,                             Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 1995)                       not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 61                                    Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October
                                           1996) and President and Chief Executive Officer (until October 1995) of the
                                           Manager; President, Chief Executive Officer and a director of Oppenheimer
                                           Acquisition Corp., Shareholders Services Inc. and Shareholder Financials
                                           Services, Inc. (until October 1995). Oversees 41 portfolios in the
                                           OppenheimerFunds complex.


Sam Freedman,                              Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                       Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 62                                    or affiliated companies of the Manager. Oversees 41 portfolios in the
                                           OppenheimerFunds complex.

Beverly L. Hamilton,                       Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)                       Investment Fund (open-end investment companies); Director of MML Services (since
Age: 56                                    April 1987) and America Funds Emerging Markets Growth Fund (since October 1991)
                                           (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                           (since February 2002); a trustee (since February 2000) of Monterey International
                                           Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                           Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                           Foundation, the University of Michigan and Hartford Hospital. Formerly,
                                           President (February 1991-April 2000) ARCO Investment Management Company.
                                           Oversees 42 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                          Chairman and CEO (since August 2003) of Steele Street Bank (a commercial banking
Trustee (since 2002)                       entity), Director (since 2001) of Jones Knowledge, Inc. (a privately held
Age: 59                                    company), U.S. Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                           (non-profit organization) (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April
                                           1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                           Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,                  Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)                       Investment Fund (open-end investment companies); Trustee (since 1987), Chairman
Age: 61                                    of the Board (since 2003) and Chairman of the investment committee (since 1994)
                                           for the Worcester Polytech Institute; President and Treasurer (since


        42 | OPPENHEIMER INTERNATIONAL BOND FUND

F. William Marshall, Jr.,                  January 1999) of the SIS Fund (a private not for profit charitable fund);
Continued                                  Trustee (since 1995) of the Springfield Library and Museum Association; Trustee
                                           (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts
                                           (1998 - 2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B.
                                           (formerly SIS Bank); President, Chief Executive Officer and Director (May
                                           1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank (formerly Springfield
                                           Institution for Savings) and Executive Vice President (January 1999-July 1999)
                                           of Peoples Heritage Financial Group, Inc. Oversees 43 portfolios in the
                                           OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                         The address of Mr. Murphy in the chart below is Two World Financial Center, New
AND OFFICER                                York, NY 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                            Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee                      (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                               other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                    Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a
                                           director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                           and a director (since July 2001) of Shareholder Services, Inc. and of
                                           Shareholder Financial Services, Inc.; President and a director (since July 2001)
                                           of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                           OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                           Asset Management Corporation (since November 2001), HarbourView Asset Management
                                           Corporation and OFI Private Investments, Inc. (since July 2001); President
                                           (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                           Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                           Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts
                                           Mutual Life Insurance Company (the Manager's parent company); a director (since
                                           June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer
                                           (September 2000-June 2001) of the Manager; President and trustee (November
                                           1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                                           Funds (open-end investment companies); a director (September 1999-August 2000)
                                           of C.M. Life Insurance Company; President, Chief Executive Officer and director
                                           (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                                           (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                           wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 75 portfolios in the
                                           OppenheimerFunds complex.


        43 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                   The address of the Officers in the chart below is as follows: for Messrs.
                                           de'Rossi and Zack, Two World Financial Center, New York, NY 10080, for Mr.
                                           Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Ruggero de'Rossi,                          Vice President of the Manager (since March 2000); an officer of 1 portfolio in
Vice President (since 2000)                the OppenheimerFunds complex. Prior to joining the Manager he was a Senior Vice
Age: 40                                    President and Chief Emerging Markets Debt and Currency Strategist of ING
                                           Barings, a global investment bank (July 1998 - March 2000); before that he was a
                                           Vice President, head of emerging markets trading strategies at Citicorp
                                           Securities, after having run the bank's proprietary trading activity on international fixed income and foreign exchange derivatives (May 1995 - July
                                           1998).

Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                     (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                                    Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                           Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                           OppenheimerFunds plc (offshore fund management subsidiaries of the Manager)
                                           (since May 2000) and OFI Institutional Asset Management, Inc. (since November
                                           2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                           Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                           (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                           Program (since April 2000); formerly Principal and Chief Operating Officer
                                           (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                           officer of 91 portfolios in the OppenheimerFunds complex.


Robert G. Zack,                            Senior Vice President (since May 1985) and General Counsel (since February 2002)
Vice President and Secretary               of the Manager; General Counsel and a director (since November 2001) of
(since 2001)                               OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 55                                    (since November 2001) of HarbourView Asset Management Corporation; Vice
                                           President and a director (since November 2000) of Oppenheimer Partnership
                                           Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                           November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                           Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                           Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                           Centennial Asset Management Corporation; a director (since November 2001) of
                                           Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                           (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                           (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                           November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                           (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                           2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                           1985-November 2001), Shareholder Financial Services, Inc. (November
                                           1989-November 2001); OppenheimerFunds International Ltd. And OppenheimerFunds
                                           plc (October 1997-November 2001). An officer of 91 portfolios in the
                                           OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

        44 | OPPENHEIMER INTERNATIONAL BOND FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)